Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 22, 2013
Document Effective Date	Feb. 22, 2013
Prospectus Date	Feb. 28, 2013